G2 Information Regarding Members of the Board of Directors and Group Management (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Information About Board Of Directors And Group Management [Abstract]
Summary of Remuneration to Members of the Board of Directors
Remuneration to members of the Board of Directors

SEK	Board fees	Number of synthetic shares/portion of Board fee	Value at grant date of synthetic shares allocated in 2021	Number of previously allocated synthetic shares outstanding	Net change in value of synthetic shares 1)	Committee fees	Total fees paid in cash 2)	Total remuneration 2021
			A		B		C	(A+B+C)
Board member
Ronnie Leten	4,225,000	17,804/50%	2,112,445	77,150	(122,346)	385,000	2,497,500	4,487,599
Helena Stjernholm	1,060,000	4,466/50%	529,891	27,742	201,814	180,000	710,000	1,441,705
Jacob Wallenberg	1,060,000	6,700/75%	794,955	41,615	135,755	180,000	445,000	1,375,710
Jon Fredrik Baksaas	1,060,000	4,466/50%	529,891	38,533	(14,377)	205,000	735,000	1,250,514
Jan Carlson	1,060,000	6,700/75%	794,955	41,615	2,201	450,000	715,000	1,512,156
Nora Denzel	1,060,000	2,233/25%	264,945	13,869	729	180,000	975,000	1,240,674
Börje Ekholm	—	—	—	—	150,241	—	—	150,241
Eric A. Elzvik	1,060,000	2,233/25%	264,945	13,869	729	420,000	1,215,000	1,480,674
Kurt Jofs	1,060,000	—	—	19,378	(91,077)	630,000	1,690,000	1,598,923
Kristin S. Rinne	1,060,000	4,466/50%	529,891	18,200	106,677	205,000	735,000	1,371,568

Employee Representatives
Torbjörn Nyman	27,000	—	—	—	—	16,500	43,500	43,500
Anders Ripa 4)	27,000	—	—	—	—	9,000	27,000	27,000
Kjell-Åke Soting	27,000	—	—	—	—	12,000	39,000	39,000
Roger Svensson 5)	4,500	—	—	—	—	3,000	7,500	7,500
Per Holmberg (deputy) 6)	21,000	—	—	—	—	—	21,000	21,000
Ulf Rosberg (deputy) 7)	22,500	—	—	—	—	—	22,500	22,500
Loredana Roslund (deputy)	27,000	—	—	—	—	—	27,000	27,000
Total	12,861,000	49,068	5,821,918	291,971	370,346	2,875,500	9,905,000	16,097,264	3)

1)
The difference in value as of the time for payment, compared to December 31, 2020, for synthetic shares allocated in 2016 (for which payment was made in 2021). The difference in value as of December 31, 2021 compared to December 31, 2020, for synthetic shares allocated in 2017, 2018, 2019 and 2020. Calculated on a share price of SEK 99.79. The difference in value as of December 31, 2021, compared to grant date for synthetic shares allocated in 2021. The value of synthetic shares allocated in 2017, 2018, 2019 and 2020 includes respectively SEK 1.00, SEK 1.00, SEK 1.50 and SEK 2.00 per share in compensation for dividends resolved by the Annual General Meetings 2018, 2019, 2020 and 2021 and the value of the synthetic shares allocated in 2016 includes dividend compensation for dividends resolved in 2017, 2018, 2019 and 2020.

2)	Committee fee and cash portion of the Board fee.
3)	Excluding social security charges in the amount of SEK 3,561,162.
4)	Appointed employee representative Board member as of March 30, 2021, previously deputy employee representative Board member
5)	Resigned as employee representative Board member as of March 30, 2021.
6)	Resigned as deputy employee representative Board member as of November 3, 2021.
7)	Appointed deputy employee representative Board member as of March 30, 2021.

Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET)
Remuneration costs for the President and CEO and other members of Executive Team (ET)

SEK	President and CEO 2021	President and CEO 2020	Other members of ET 2021	Other members of ET 2020	Total 2021	Total 2020
Salary 1)	18,208,859	17,727,726	110,043,431	98,063,266	128,252,290	115,790,992
Termination benefits	—	—	—	—	—	—
Annual variable remuneration provision earned for the year	—	—	52,507,185	37,992,529	52,507,185	37,992,529
Long-term variable compensation provision	43,701,650	41,110,656	48,260,833	41,237,506	91,962,483	82,348,162
Pension costs 2)	9,569,049	9,113,376	40,886,802	39,685,920	50,455,851	48,799,296
Other benefits 3)	555,688	770,276	11,199,631	14,360,413	11,755,319	15,130,689
Social charges and taxes 3)	22,633,474	21,592,463	57,469,705	52,289,551	80,103,179	73,882,014
Total	94,668,720	90,314,497	320,367,587	283,629,185	415,036,307	373,943,682

1)	Includes compensation for unused vacation days.
2)	Includes cash payments to the President and CEO in lieu of defined contribution payment in a cost neutral way to Ericsson.
3)	Other benefits and Social charges and taxes for other members of ET 2020 adjusted due to clerical error.